Average Annual Total Returns{- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-09 - Dynamic Capital Appreciation Portfolio	VIP Dynamic Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.54%	15.99%	14.55%	18.40%	15.22%	13.88%